Equity Incentive Plan (Summary of Status of Company's Restricted Share Awards) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	$ 9.97	$ 9.97	$ 9.94
Granted			$ 13.24	$ 9.94
Vested	$ 9.96	$ 9.96	$ 9.94
Forfeited	$ 9.94			$ 9.94
Ending Balance	$ 9.97	$ 9.97	$ 9.97	$ 9.94
Beginning Balance	488,830	653,880	825,150
Granted			4,400	836,650
Vested	162,650	165,050	175,670
Forfeited	(1,240)			(11,500)
Ending Balance	324,940	488,830	653,880	825,150